Cover	12 Months Ended
Mar. 31, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	ADVANCED DRAINAGE SYSTEMS, INC.
Entity Central Index Key	0001604028